Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
REVENUE:
Total revenue
OPERATING EXPENSES:
Officers and directors compensation (including stock-based compensation of $135, $1,880,765, $301,655 and $1,957,285, respectively)	113,885	1,976,515	578,238	2,240,535	2,336,670	2,559,580
Professional fees	266,276	9,375	342,757	142,394	355,816	176,996
Consulting fees (including stock-based compensation of $25,000, $1,343,924, $25,000 and $1,355,105, respectively)	28,458	1,414,848	466,251	1,745,904	2,024,553	1,557,103
Commitment fees (All stock-based compensation)	150,000		150,000			150,000
Travel	114,604	117,281	389,203	423,875	526,080	239,134
Occupancy	14,690	45,683	45,657	124,419	167,113	159,382
Other selling general and administrative	50,677	125,585	203,898	286,651	357,969	271,046
Total Costs and Expenses	738,590	3,689,287	2,176,004	4,963,778	5,768,201	5,113,241
OPERATING LOSS	(738,590)	(3,689,287)	(2,176,004)	(4,963,778)	(5,768,201)	(5,113,241)
OTHER (EXPENSE) INCOME
Amortization of debt discounts	(25,000)	(12,500)	(63,333)	(28,800)	(41,300)	(40,199)
Interest expense	(26,678)	(18,643)	(60,048)	(44,843)	(59,671)	(61,189)
Other (Expense) - Net	(51,678)	(31,143)	(123,381)	(73,643)	(100,971)	(101,388)
NET LOSS	(790,268)	(3,720,430)	(2,299,385)	(5,037,421)	(5,869,172)	(5,214,629)
Add net loss attributable to noncontrolling interests in Omagine LLC	113,223	24,752	139,508	102,160	195,879	53,669
Net loss attributable to Omagine, Inc.	$ (677,045)	$ (3,695,678)	$ (2,159,877)	$ (4,935,261)	$ (5,673,293)	$ (5,160,960)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.03)	$ (0.21)	$ (0.11)	$ (0.29)	$ (0.32)	$ (0.32)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
- BASIC AND DILUTED	19,850,406	17,417,560	19,561,559	17,240,703	17,485,927	16,273,965